Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Net Loss Per Share
3. Net Loss Per Share
The table below sets forth the computation of basic and diluted loss per share for the periods presented (in thousands, except share and per share amounts):

	Quarter Ended March 31,
	2026	2025
Numerator:
Net loss	$(10,171)	$(8,284)
Denominator:
Weighted average shares outstanding	20,396,354	436,890

Basic and diluted loss per share	$(0.50)	$(18.96)

Since the Company incurred a net loss for the three months ended March 31, 2026 and 2025, the diluted net loss per share calculation excludes potentially dilutive securities. The following table summarizes the number of shares of common stock issuable under various securities that were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive:

	Three months ended March 31,
	2026	2025
Redeemable convertible preferred stock	—	12,729,349
Common warrants	—	672,632
Preferred warrants	—	10,377
Restricted stock units	2,074,375	185,247
Stock options and employee stock purchase plan	4,165,220	2,206,978

Total shares	6,239,595	15,804,583

3. Net Loss Per Share
The table below sets forth the computation of basic and diluted loss per share for the periods presented (in thousands, except share and per share amounts):

	Years Ended December 31,
	2025	2024
Numerator:
Net loss	$(36,461)	$(39,661)
Deemed dividends	—	(2,724)

Net loss attributable to common stockholder	$(36,461)	$(42,385)

Denominator:
Weighted average shares outstanding	7,977,360	373,446
Effect of dilutive shares	—	—

Basic and diluted loss per share	$(4.57)	$(113.50)

Since the Company incurred a net loss for the years ended December 31, 2025 and 2024, the diluted net loss per share calculation excludes potentially dilutive securities. The following table summarizes the number of shares of common stock issuable under various securities that were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive:

	Years Ended December 31,
	2025	2024
Redeemable convertible preferred stock	—	12,729,349
Common warrants	244,425	672,632
Preferred warrants	—	10,377
Restricted stock units	1,497,340	113,819
Stock options and employee stock purchase plan	4,322,986	2,228,838

Total shares	6,064,751	15,755,015

The Company did not record deemed dividends for the year ended December 31, 202
5. The C
ompany recorded deemed dividends of $2.7 million for the year ended December 31, 2024 as a result of a down round feature in the Company’s Series E, F, and F-1 preferred
stock triggered during the issuance by the Company of Series G preferred stock (see Note 11-
Warrants, Redeemable Convertible Preferred Stock and Stockholders’ Equity
).